Emerging Markets Growth Fund, Inc.

333 South Hope Street

Los Angeles, California 90071-1406

September 3, 2013

VIA EDGAR

Office of Disclosure

Division of Investment Management

United States Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Emerging Markets Growth Fund, Inc.
Registration Nos. 333-74995 and 811-04692

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), I hereby certify that no changes have been made to the form of Prospectus and Statement of Additional Information since the electronic filing on August 29, 2013 of the Registrant’s Post-Effective Amendment No. 20 under the Act and Amendment No. 51 under the Investment Company Act of 1940.

Sincerely,

/s/ Laurie D. Neat

Laurie D. Neat

Secretary

cc: Laura Hatch